6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan And Stock-Based Compensation Details Narrative
Stock-based compensation relating to option grant	$ 106,215		$ 192,864	$ 609,987	$ 385,031	$ 1,554,913	$ 480,108
Unrecognized compensation	435,000			435,000		173,000
Unrecognized compensation period for recognition				2 years 4 months 6 days		8 months 12 days
Remaining contractual life of option				3 years 8 months 23 days		3 years 10 months 20 days
Intrinsic value for fully vested, exercisable options	1,033,120			1,033,120		5,061,256	418,000
Intrinsic value of options exercised		71,083				12,449
Tax benefit realized from stock option exercises during the year						$ 19,000